Related Party Transactions - Additional Information (Details) - CIK0001812667 CC Neuberger Principal Holdings II - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Related Party Transaction [Line Items]
General and administrative expenses	$ 2,273,615	$ 293,360	$ 442,331	$ 4,509,681
Neuberger Berman Opportunistic Capital Solutions Master Fund LP [Member]
Related Party Transaction [Line Items]
Purchase price	$ 11.50
Private Placement | Neuberger Berman Opportunistic Capital Solutions Master Fund LP [Member]
Related Party Transaction [Line Items]
Purchase price	$ 10.00
Chief Financial Officer
Related Party Transaction [Line Items]
Payment per month				20,000
Payment				120,000
Administrative Support Agreement With Member Of Sponsor
Related Party Transaction [Line Items]
Office space, secretarial and administrative services	$ 20,000			20,000
General and administrative expenses	60,000	$ 0	100,000	240,000
Accrued expenses - related party	400,000		$ 100,000	$ 340,000
Administrative Support Agreement With Member Of Sponsor | Neuberger Berman Opportunistic Capital Solutions Master Fund LP [Member]
Related Party Transaction [Line Items]
Purchase of Class A ordinary shares	$ 200,000,000